Financial results (Details 1) - Number	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U s dollar brazilian real member
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	5.2177	5.5805
Closing foreign exchange rate variations	(6.50%)
Average foreign exchange rate	5.1655	5.3956	5.1578
Average foreign exchange rate variations	(4.26%)	4.61%
Euro brazilian real member
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	5.5694	6.3210
Closing foreign exchange rate variations	(11.89%)
Average foreign exchange rate	5.4420	6.3784	5.8989
Average foreign exchange rate variations	(14.68%)	8.13%
Mexican peso brazilian real member
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	0.2667	0.2730
Closing foreign exchange rate variations	(2.31%)
Average foreign exchange rate	0.2569	0.2660	0.2402
Average foreign exchange rate variations	(3.44%)	10.75%
U s dollar mexican peso member
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	19.5720	20.4519
Closing foreign exchange rate variations	(4.30%)
Average foreign exchange rate	20.1249	20.2900	21.5098
Average foreign exchange rate variations	(0.81%)	(5.67%)
U s dollar euro member
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	0.9416	0.8853
Closing foreign exchange rate variations	6.36%
Average foreign exchange rate	0.9510	0.8458	0.8775
Average foreign exchange rate variations	12.44%	(3.61%)